Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Abstract]
Schedule Of Fair Value Of Assets And Liabilities On Recurring Basis
As of December 31, 2024 and 2025, information about inputs into the fair value measurement of the Group’s assets and liabilities that are measured at a fair value on a recurring basis in periods subsequent to their initial recognition is as follows:

As of December 31, 2024	Fair Value Measurement at Reporting Date Using
Description	Fair Value as of December 31	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	RMB	RMB	RMB	RMB
Short-term investments:
Wealth management products	1,725,051	—	1,725,051	—
Long-term time deposits and other investments:
Wealth management products	1,389,779	—	1,389,779	—
Available-for-sale debts securities	640,645	—	—	640,645

As of December 31, 2025	Fair Value Measurement at Reporting Date Using
Description	Fair Value as of December 31	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	RMB	RMB	RMB	RMB
Short-term investments:
Wealth management products	2,623,667	—	2,623,667	—
Long-term time deposits and other investments:
Wealth management products	72,931	—	72,931	—
Available-for-sale debts securities	11,500	—	—	11,500
Accrued expenses and other current liabilities:
Contingent consideration in relation to business combination	43,000	—	—	43,000

Schedule of Reconciliations of Assets Categorized Within Level 3 Under The Fair Value Hierarchy
Reconciliations of assets categorized within Level 3 under the fair value hierarchy are as follow:
Available-for
sale debt investments:

Amounts
RMB
Balance at December 31, 2023	830,966
Additions	142,060
Foreign currency translation adjustments	8,749
Net unrealized fair value change recognized in other comprehensive income	599
Accrued interest from convertible note	11,013
Impairment loss	(352,742)

Balance at December 31, 2024	640,645

Additions	122,079
Accrued interest from convertible note	16,642
Reclassed to investment in certain subsidiary	(763,975)
Foreign currency translation adjustments	(3,891)

Balance at December 31, 2025	11,500

Contingent consideration in relation to business combination:

Amounts
RMB
Balance at December 31, 2024	—
Additions	43,000

Balance at December 31, 2025	43,000